Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Schedule of intangible assets, net

	Amortization
	Period (years)	December 31, 2022	December 31, 2021
Franchise right – authorized by THRI	20	69,646,000	63,757,000
Franchise right – upfront franchise fees	2 – 12	51,035,322	28,156,287
Less: accumulated amortization		(24,663,009)	(14,319,607)
Intangible assets, net		96,018,313	77,593,680

Schedule of estimated future amortization expenses related to the intangible assets

Year ending December 31, 2023	11,511,475
2024	11,361,548
2025	11,069,647
2026	10,139,360
2027	8,665,568
Thereafter	43,270,715
96,018,313